CONVERTIBLE NOTE (Details Narrative) - USD ($)				6 Months Ended
	Sep. 28, 2022	May 23, 2022	Jan. 21, 2022	Jun. 30, 2022	Jun. 30, 2021	Aug. 29, 2022	Aug. 18, 2022	Mar. 04, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt issuance costs				$ 400,000
Fair value for warrants				$ (2,079,707)
Conversion price				$ 6.00
Second Tranche [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Fair value for warrants		$ 4,833,390
Insurance loss is recognized convertible debt		133,390
Net proceeds from convertible debt		$ 0
L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt Instrument [Line Items]
Conversion price				$ 6.00
L1 Capital Global Opportunities Master Fund Ltd [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Purchase of warrant, shares						90,000	185,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 6.00	$ 6.00
L1 Capitals Election [Member]
Debt Instrument [Line Items]
Debt conversion amount				$ 9,600,000
Debt principal amount				$ 10,000,000
Conversion price				$ 6.00
L1 Capitals Election [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 300,000
Conversion price	$ 6.00
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Private Placement			$ 7,000,000
Description of shares issuance			(i) $6.00 per share or (ii) 90% of the average of the two lowest closing bid prices of the Ordinary Shares for the ten (10) consecutive trading days ending on the trading day immediately prior to the payment date, with a floor price of $1.20 per share. In addition, at any time following the date of effectiveness of a Registration Statement covering the applicable Ordinary Shares underlying the Note (such Registration Statement having been declared effective on June 1, 2022), the Note is convertible (in whole or in part), at the option of L1 Capital, into such number of fully paid and non-assessable Ordinary Shares determined by dividing (x) that portion of the outstanding principal amount of the Note that L1 Capital elects to convert by (y) $6.00 per share, which price was subject to adjustment as provided in the Note. Upon the occurrence of any Event of Default that has not been remedied, the Company would be obligated to pay to L1 Capital an amount equal to one hundred twenty percent (120%) of the outstanding principal amount of the Amended Note on the date on which the first Event of Default has occurred.
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Issuance Initial Public Offering			$ 5,000,000
Debt Instrument, Interest Rate, Effective Percentage			6.00%
Loan facility amount			$ 7,000,000.00
Purchase of warrant, shares			383,620					383,620
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.00
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Loan facility amount			$ 2,000,000
Debt issuance costs								$ 811,000
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Second Tranche [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan facility amount								2,000,000
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Second Tranche [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan facility amount								$ 5,000,000